Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 45,049	¥ 43,035
Other assets	20,245	17,087
Other current liabilities	(2,589)	(1,442)
Deferred income taxes-non-current liabilities	(90,179)	(90,005)
Net deferred tax liabilities	¥ (27,474)	¥ (31,325)